Risk management - Retail Banking: Forborne portfolio by geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,089	€ 16,438
Belgium | Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease)of forborne assets, percentage	30.60%	32.70%
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 5,042	€ 5,585
Of which: non-performing | Netherlands | Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease)of forborne assets, percentage	21.10%	35.00%
Of which: non-performing | Belgium | Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease)of forborne assets, percentage	45.40%	42.30%
Of which: non-performing | Germany | Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease)of forborne assets, percentage	18.60%	10.00%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,026	€ 8,080
Retail Banking | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	1,483	2,832
Retail Banking | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	2,153	2,644
Retail Banking | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	1,309	804
Retail Banking | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	852	588
Retail Banking | Türkiye
Disclosure of credit risk exposure [line items]
Forborne assets	25	64
Retail Banking | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	123	131
Retail Banking | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	135	124
Retail Banking | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	138	35
Retail Banking | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	88	73
Retail Banking | America
Disclosure of credit risk exposure [line items]
Forborne assets	21	13
Retail Banking | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	2	3
Retail Banking | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	697	768
Retail Banking | Africa
Disclosure of credit risk exposure [line items]
Forborne assets		1
Retail Banking | Performing Exposure [Member]
Disclosure of credit risk exposure [line items]
Forborne assets	4,128	4,973
Retail Banking | Performing Exposure [Member] | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	981	2,043
Retail Banking | Performing Exposure [Member] | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	838	1,331
Retail Banking | Performing Exposure [Member] | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	1,064	610
Retail Banking | Performing Exposure [Member] | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	522	309
Retail Banking | Performing Exposure [Member] | Türkiye
Disclosure of credit risk exposure [line items]
Forborne assets	15	31
Retail Banking | Performing Exposure [Member] | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	51	52
Retail Banking | Performing Exposure [Member] | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	49	53
Retail Banking | Performing Exposure [Member] | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	118	15
Retail Banking | Performing Exposure [Member] | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	58	48
Retail Banking | Performing Exposure [Member] | America
Disclosure of credit risk exposure [line items]
Forborne assets	20	12
Retail Banking | Performing Exposure [Member] | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	1	1
Retail Banking | Performing Exposure [Member] | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	411	467
Retail Banking | Performing Exposure [Member] | Africa
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Non-performing exposure
Disclosure of credit risk exposure [line items]
Forborne assets	2,898	3,107
Retail Banking | Non-performing exposure | Netherlands
Disclosure of credit risk exposure [line items]
Forborne assets	502	789
Retail Banking | Non-performing exposure | Belgium
Disclosure of credit risk exposure [line items]
Forborne assets	1,315	1,314
Retail Banking | Non-performing exposure | Germany
Disclosure of credit risk exposure [line items]
Forborne assets	246	194
Retail Banking | Non-performing exposure | Poland
Disclosure of credit risk exposure [line items]
Forborne assets	330	279
Retail Banking | Non-performing exposure | Türkiye
Disclosure of credit risk exposure [line items]
Forborne assets	10	32
Retail Banking | Non-performing exposure | Italy
Disclosure of credit risk exposure [line items]
Forborne assets	71	79
Retail Banking | Non-performing exposure | Romania
Disclosure of credit risk exposure [line items]
Forborne assets	86	71
Retail Banking | Non-performing exposure | Spain
Disclosure of credit risk exposure [line items]
Forborne assets	21	20
Retail Banking | Non-performing exposure | Rest of Europe
Disclosure of credit risk exposure [line items]
Forborne assets	30	25
Retail Banking | Non-performing exposure | America
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Non-performing exposure | Asia
Disclosure of credit risk exposure [line items]
Forborne assets	1	1
Retail Banking | Non-performing exposure | Australia
Disclosure of credit risk exposure [line items]
Forborne assets	286	302
Retail Banking | Non-performing exposure | Africa
Disclosure of credit risk exposure [line items]
Forborne assets
Retail Banking | Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 2,898	€ 3,107